Taxes on Income (Details) - Schedule of deferred income taxes - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Deferred Income Taxes Abstract
Research and development expenses	$ 105	$ 104
Carryforward tax losses, see (2) below	1,388	1,588
Other	10	18
Less - valuation allowance, see (2) below	(1,360)	(1,526)
Deferred income taxes	$ 143	$ 184